                 SUPPLEMENT TO THE COMMON CLASS PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION

                 CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND

                     CREDIT SUISSE INTERNATIONAL FOCUS FUND

The following supplements certain information contained in the Prospectus and Statement of Additional Information for the Common Class shares of the above-named funds (the "Funds").

The Board of Directors of each Fund has approved two sub-advisory agreements, one with the United Kingdom affiliate ("CSAM U.K.") of the Funds' investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and the other with the Japanese affiliate of CSAM ("CSAM Japan"), subject to approval by shareholders of the Funds. The agreements will be presented to the shareholders for their consideration at a special meeting scheduled for May 1, 2002. There can be no assurance that the necessary approval by shareholders of either Fund will be obtained. Each Fund will consider the approval of the proposed sub-advisory agreements separately, and the approval or disapproval by shareholders of one Fund on the proposed sub-advisory agreements will not affect the approval or disapproval by shareholders of the other Fund on the proposed sub-advisory agreements. The approval or disapproval by shareholders of the proposed sub-advisory agreement with CSAM U.K. will not affect the approval or disapproval by shareholders of the proposed sub-advisory agreement with CSAM Japan. Regardless of whether either or both of the proposed sub-advisory agreements are approved by a Fund's shareholders, CSAM will continue to provide advisory services to that Fund.

IMPORTANTLY, YOU SHOULD NOTE THAT THE PROPOSED SUB-ADVISORY ARRANGEMENTS WILL NOT AFFECT THE FEES OR EXPENSES APPLICABLE TO THE FUNDS BECAUSE ALL SUB-ADVISORY FEES WILL BE BORNE BY CSAM.

Dated: April 10, 2002                                              WPISF-16-0402

                 SUPPLEMENT TO THE ADVISOR CLASS PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION

                     CREDIT SUISSE INTERNATIONAL FOCUS FUND

The following supplements certain information contained in the Prospectus and Statement of Additional Information for the Advisor Class shares of the above-named fund (the "Fund").

The Board of Directors of the Fund has approved two sub-advisory agreements, one with the United Kingdom affiliate ("CSAM U.K.") of the Fund's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and the other with the Japanese affiliate of CSAM ("CSAM Japan"), subject to approval by shareholders of the Fund. The agreements will be presented to the shareholders for their consideration at a special meeting scheduled for May 1, 2002. There can be no assurance that the necessary approval by the shareholders of the Fund will be obtained. The approval or disapproval by shareholders of the proposed sub-advisory agreement with CSAM U.K. will not affect the approval or disapproval by shareholders of the proposed sub-advisory agreement with CSAM Japan. Regardless of whether either or both of the proposed sub-advisory agreements are approved by the Fund's shareholders, CSAM will continue to provide advisory services to the Fund.

IMPORTANTLY, YOU SHOULD NOTE THAT THE PROPOSED SUB-ADVISORY ARRANGEMENTS WILL NOT AFFECT THE FEES OR EXPENSES APPLICABLE TO THE FUND BECAUSE ALL SUB-ADVISORY FEES WILL BE BORNE BY CSAM.

Dated: April 10, 2002                                              ADINF-16-0402

                 SUPPLEMENT TO THE A, B, C CLASS PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION

                     CREDIT SUISSE INTERNATIONAL FOCUS FUND

The following supplements certain information contained in the Prospectus and Statement of Additional Information for the A, B, C Class shares of the above-named fund (the "Fund").

The Board of Directors of the Fund has approved two sub-advisory agreements, one with the United Kingdom affiliate ("CSAM U.K.") of the Fund's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and the other with the Japanese affiliate of CSAM ("CSAM Japan"), subject to approval by shareholders of the Fund. The agreements will be presented to the shareholders for their consideration at a special meeting scheduled for May 1, 2002. There can be no assurance that the necessary approval by the shareholders of the Fund will be obtained. The approval or disapproval by shareholders of the proposed sub-advisory agreement with CSAM U.K. will not affect the approval or disapproval by shareholders of the proposed sub-advisory agreement with CSAM Japan. Regardless of whether either or both of the proposed sub-advisory agreements are approved by the Fund's shareholders, CSAM will continue to provide advisory services to the Fund.

IMPORTANTLY, YOU SHOULD NOTE THAT THE PROPOSED SUB-ADVISORY ARRANGEMENTS WILL NOT AFFECT THE FEES OR EXPENSES APPLICABLE TO THE FUND BECAUSE ALL SUB-ADVISORY FEES WILL BE BORNE BY CSAM.

Dated: April 10, 2002                                              CSIFL-16-0402